Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Long-Term Debt [Abstract]
Long-Term Debt Including Related Party Debt
The amount of long-term debt shown in the accompanying consolidated balance sheet of December 31, 2021, is analyzed as follows:

		Year Ended
Loan facilities	Borrowers	December 31, 2020	December 31, 2021
$11.0 Million Term Loan Facility (a)	Spetses- Pikachu	$9,400,000	$7,800,000
$4.5 Million Term Loan Facility (b)	Bistro	4,050,000	3,450,000
$15.29 Million Term Loan Facility (c)	Pocahontas- Jumaru	—	13,877,000
$18.0 Million Term Loan Facility (d)	Rocket- Gamora	—	16,300,000
$40.75 Million Term Loan Facility (e)	Liono-Snoopy-Cinderella-Luffy	—	39,596,000
$23.15 Million Term Loan Facility (f)	Bagheera-Garfield	—	22,738,500
Total long-term debt		$13,450,000	$103,761,500
Less: Deferred financing costs		(264,134)	(1,720,101)
Total long-term debt, net of deferred finance costs		$13,185,866	102,041,399

Presented:
Current portion of long-term debt		$2,200,000	$16,688,000
Less: Current portion of deferred finance costs		(97,963)	(596,277)
Current portion of long-term debt, net of deferred finance costs		$2,102,037	$16,091,723

Non-Current portion of long-term debt		11,250,000	87,073,500
Less: Non-Current portion of deferred finance costs		(166,171)	(1,123,824)
Non-Current portion of long-term debt, net of deferred finance costs		$11,083,829	$85,949,676

Debt instruments from related party
$5.0 Million Term Loan Facility (Note 3(b))	Castor	5,000,000	—
Total long-term debt from related party, current		$5,000,000	$—

Annual Principal Payments
The annual principal payments for the Company’s outstanding debt arrangements as of December 31, 2021, required to be made after the balance sheet date, are as follows:

Year ending December 31,	Amount
2022	$16,688,000
2023	14,743,400
2024	16,604,400
2025	24,545,400
2026	31,180,300
Total long-term debt	$103,761,500